EMPLOYEE BENEFITS - Sensitivity analysis (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumption of discount rates [member] | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	$ 12,270	$ 10,764
Increase	(11,583)	(10,227)
Actuarial assumption of discount rates [member] | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	3,815	3,050
Increase	(3,642)	(2,919)
Actuarial assumption of expected rates of salary increases [member] | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(2,568)	(1,756)
Increase	2,693	2,353
Actuarial assumption of expected rates of salary increases [member] | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(4,483)	(3,819)
Increase	4,759	3,589
Actuarial assumption of expected rates of pension increases [member] | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(11,323)	(10,443)
Increase	$ 11,923	$ 10,979